Investment in Securities (Tables)	6 Months Ended
Dec. 31, 2025
Investment in Securities [Abstract]
Schedule of Investment in Securities
	As of December 31, 2025	As of June 30, 2025
Beginning balance	$-	$-
Acquisition of securities	10,000,000	-
Decrease in fair value	(8,377,193)	-
Ending balance	$1,622,807	$-